Intangible Assets, Net and Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net and Goodwill [Abstract]
Schedule of Intangible Assets, Net and Goodwill
	As of December 31,
	2023	2022
Carrying amount:
Trade names	$201	$201
Internal-use software	233	-
	$434	$201
Accumulated amortization:
Trade names	$154	$134
	154	134

Intangible assets, net	$280	$67

Schedule of the Estimated Future Amortization Expense of Intangible Assets	As of December 31, 2023, the estimated future amortization expense of intangible assets is as follows:
2024	$97
2025	97
2026	86
$280